Financial Instruments - Other Noncurrent Liabilities (Details) - USD ($) $ in Millions	1 Months Ended				3 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2017	Aug. 31, 2017	Jun. 30, 2017	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2018	Jun. 30, 2018
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net						$ 26,387	$ 31,045
Mylotarg [Member] | EU [Member]
Finite-Lived Intangible Assets [Line Items]
Research and development arrangement, aggregate payment obligation, term	10 years
Aggregate amount of guaranteed fixed annual payments to be made in connection with research and development arrangement	$ 301
Bosulif [Member]
Finite-Lived Intangible Assets [Line Items]
Research and development arrangement, aggregate payment obligation, term						8 years
Aggregate amount of guaranteed fixed annual payments to be made in connection with research and development arrangement						$ 217
Bosulif [Member] | United States [Member]
Finite-Lived Intangible Assets [Line Items]
Research and development arrangement, aggregate payment obligation, term		10 years
Aggregate amount of guaranteed fixed annual payments to be made in connection with research and development arrangement		$ 416
Besponsa [Member]
Finite-Lived Intangible Assets [Line Items]
Research and development arrangement, aggregate payment obligation, term						7 years
Aggregate amount of guaranteed fixed annual payments to be made in connection with research and development arrangement						$ 412
Besponsa [Member] | EU [Member]
Finite-Lived Intangible Assets [Line Items]
Research and development arrangement, aggregate payment obligation, term				9 years
Aggregate amount of guaranteed fixed annual payments to be made in connection with research and development arrangement				$ 148
Besponsa [Member] | United States [Member]
Finite-Lived Intangible Assets [Line Items]
Research and development arrangement, aggregate payment obligation, term			9 years
Aggregate amount of guaranteed fixed annual payments to be made in connection with research and development arrangement			$ 296
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net						25,625	30,535
Developed Technology Rights [Member] | Mylotarg [Member] | EU [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net	$ 240
Lump sum payment for liability buyout									$ 224
Non-cash gain from buyout transaction							$ 17
Developed Technology Rights [Member] | Bosulif [Member] | United States [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net		$ 364				191
Lump sum payment for liability buyout								$ 71
Non-cash gain from buyout transaction					$ 9
Developed Technology Rights [Member] | Besponsa [Member] | EU [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net				$ 123		122
Developed Technology Rights [Member] | Besponsa [Member] | United States [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net			$ 248			242
Other Noncurrent Liabilities [Member] | Developed Technology Rights [Member] | Bosulif [Member] | United States [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net						169
Other Noncurrent Liabilities [Member] | Developed Technology Rights [Member] | Besponsa [Member] | EU [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net						119
Other Noncurrent Liabilities [Member] | Developed Technology Rights [Member] | Besponsa [Member] | United States [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net						235
Other current liabilities [Member] | Developed Technology Rights [Member] | Bosulif [Member] | United States [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net						22
Other current liabilities [Member] | Developed Technology Rights [Member] | Besponsa [Member] | EU [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net						3
Other current liabilities [Member] | Developed Technology Rights [Member] | Besponsa [Member] | United States [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net						$ 7